SUMMARY OF PROPERTY, PLANT AND EQUIPMENT (Details)	9 Months Ended
Sep. 30, 2022 CAD ($)
IfrsStatementLineItems [Line Items]
Balance – December 31, 2021
Purchases	883,850
Deemed acquisition from NAN	13,229
Balance – September 30, 2022	897,079
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2021
Purchases	234,407
Balance – September 30, 2022	234,407
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2021
Purchases	19,405
Balance – September 30, 2022	19,405
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2021
Purchases	96,231
Balance – September 30, 2022	96,231
Buildings [member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2021
Purchases	533,807
Balance – September 30, 2022	533,807
Exploration Equipment [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2021
Deemed acquisition from NAN	11,279
Balance – September 30, 2022	11,279
Computer Equipments and Software [Member]
IfrsStatementLineItems [Line Items]
Balance – December 31, 2021
Deemed acquisition from NAN	1,950
Balance – September 30, 2022	$ 1,950